Operating expenses - Disposals and Impairment of PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Gain on disposal and impairment of PP&E	$ 21	$ 17	$ 31
Disposal and impairment of PP&E	(316)	(383)	(199)
Fixed services
Operating expenses
Impairment of PP&E	(5)	2	(116)
Decrease of PPE	(16)	(1)
Mobile Services
Operating expenses
Impairment of PP&E	(229)	(369)	$ (114)
Decrease of PPE	$ (66)	$ (15)